Note 04 - Management Report - Corporate Divisions - Corporate Bank (Detail) - Corporate Bank [Member]		12 Months Ended
		Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Net revenues [Abstract]
Global Transaction Banking		€ 3,842,000,000	€ 3,901,000,000	€ 4,030,000,000
Commercial Banking		1,422,000,000	1,362,000,000	1,346,000,000
Total net revenues		5,264,000,000	5,263,000,000	5,376,000,000
Provision for credit losses		286,000,000	145,000,000	41,000,000
Noninterest expenses [Abstract]
Compensation and benefits		1,044,000,000	1,035,000,000	1,104,000,000
General and administrative expenses		3,169,000,000	2,780,000,000	2,746,000,000
Impairment of goodwill and other intangible assets		492,000,000	0	6,000,000
Restructuring activities		137,000,000	31,000,000	20,000,000
Total noninterest expenses		4,842,000,000	3,846,000,000	3,876,000,000
Noncontrolling interests		0	0	0
Profit (loss) beore tax		€ 137,000,000	€ 1,273,000,000	€ 1,459,000,000
Cost/income ratio		92.00%	73.10%	72.10%
Total assets	[1]	€ 227,703,000,000	€ 215,177,000,000	€ 248,335,000,000
Loans (gross of allowances for loan losses)		€ 118,000,000	€ 113,000,000	€ 112,000,000
Employees (full-time equivalent)		7,428	7,353	7,649

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.